Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash	$ 25,000	$ 0
Prepaid expenses	145,000	0
Total Current Assets	170,000	0
Available-for-sale debt securities held in Trust Account, at fair value (amortized cost $281,868,801)	281,884,195	0
Deferred offering costs	0	105,806
Other assets	70,554	0
Total Assets	282,124,749	105,806
Current Liabilities:
Accrued expenses	1,746,159	93,652
Notes payable – related party	311,783	70,540
Total Liabilities	2,057,942	164,192
Commitments and Contingencies
Shareholders’ Deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding as of both December 31, 2025 and 2024	0	0
Additional paid-in capital	0	24,310
Accumulated deficit	(5,973,598)	(83,386)
Accumulated other comprehensive income	15,394	0
Total Shareholders’ Deficit	(5,957,456)	(58,386)
Total Liabilities, Commitments and Contingencies and Shareholders’ Deficit	282,124,749	105,806
Class A Ordinary Shares
Current Liabilities:
Class A ordinary shares subject to possible redemption, 27,600,000 and 0 shares issued and outstanding at redemption value of $10.36 and $0 per share as of December 31, 2025 and 2024, respectively	286,024,263	0
Shareholders’ Deficit:
Ordinary shares, value	58	0
Class B Ordinary Shares
Shareholders’ Deficit:
Ordinary shares, value	$ 690	$ 690	[1]

[1]	The number of shares and the amount have been retroactively adjusted to reflect the capitalization of the Company in the form of the issuance of 750,000 and 1,150,000 Class B ordinary shares on June 15, 2025 and June 25, 2025, respectively (See Note 7).